Accrued Pension And Severance Costs (Schedule Of Weighted-Average Asset Allocation Of Domestic Benefit Plans) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Equity securities	39.10%	45.30%
Debt securities	26.90%	24.90%
Cash	5.60%	9.50%
Life insurance company general accounts	16.30%	11.70%
Other	12.10%	8.60%
Weighted-average asset allocation of domestic benefit plans	100.00%	100.00%
Target, Equity securities	45.00%
Target, Debt securities	30.00%
Target, Cash	2.00%
Target, Life insurance company general accounts	10.00%
Target, Other	13.00%
Weighted-average asset target allocation of domestic benefit plans	100.00%
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Equity securities	38.40%
Debt securities	12.30%
Cash	42.40%
Other	6.90%
Weighted-average asset allocation of domestic benefit plans	100.00%
Target, Equity securities	34.80%
Target, Debt securities	14.00%
Target, Cash	47.30%
Target, Other	3.90%
Weighted-average asset target allocation of domestic benefit plans	100.00%